Disclosure of effect of overlay approach reclassification on profit or loss (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Long-term debt			$ 119,240	$ 151,532
Accumulated deficit		$ (319,272)	(177,900)	(183,676)
Non-controlling interest			740	203
Finance expense		10,737	17,810
Common shareholders of the Company		(141,372)	5,776
Net earnings attributable to non-controlling interest	$ 200	$ 159	537
Effect of adoption of IFRS 9 [Member]
Statements [Line Items]
Long-term debt			(2,637)	(2,971)
Accumulated deficit			2,467	2,768
Non-controlling interest			170	203
Finance expense			334
Common shareholders of the Company			(301)
Net earnings attributable to non-controlling interest			(33)
Previously stated [member]
Statements [Line Items]
Long-term debt			121,877	154,503
Accumulated deficit			(180,367)	(186,444)
Non-controlling interest			570	$ 0
Finance expense			17,476
Common shareholders of the Company			6,077
Net earnings attributable to non-controlling interest			$ 570